Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - Acquisitions 2023-2025 [member] - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Purchase price paid on acquisition		kr 516	kr 0	kr 579
Total consideration, all cash and cash equivalents		516	0	579
Net assets (liabilities) acquired
Intangible assets		0	0	306
Property, plant and equipment		0	0	1
Right-of-use of assets		0	0	2
Investments in associates		516	0	0
Cash and cash equivalents		0	0	7
Other assets		0	0	83
Other liabilities		0	0	(168)
Total identifiable net assets (liabilities)		516	0	231
Goodwill		0	0	348
Total		516	0	579
Acquisition-related costs	[1]	kr 1	kr 0	kr 36

[1]	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.